COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Loss Contingencies [Line Items]
Income tax examination accrual			$ 1,800,000	6,400,000
Tax settlement	2,300,000	8,300,000
Excess tax expense recorded from settlement	$ 500,000